Convertible bonds - Valuation of the convertible bonds (Details) - Convertible bonds - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Weighted average share price	$ 2
Minimum
Disclosure of detailed information about borrowings [line items]
Expected volatility (%)	71.75%	70.36%
Risk-free interest rate (%)	4.19%	5.08%
Bond Maturity	0.76	0.51
Weighted average share price		$ 1.52
Maximum
Disclosure of detailed information about borrowings [line items]
Expected volatility (%)	73.64%	78.64%
Risk-free interest rate (%)	4.20%	5.49%
Bond Maturity	0.98	0.94
Weighted average share price		$ 6.63